Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Avg. Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Avg. Compensation Actually Paid to Non-PEO NEOs(1)(3) ($)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2) ($)			Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income ($, in millions)	Adjusted EPS (5) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	10,180,914	15,951,517	3,004,577	3,039,479	144	165	306.9	6.11
2023	7,349,940	9,425,799	1,836,998	2,177,700	114	132	161.8	3.83
2022	6,286,385	808,795	1,525,980	510,074	87	114	203.8	4.37
2021	7,906,006	10,682,785	2,136,923	2,779,404	123	135	291.2	5.19

Company Selected Measure Name		Adjusted EPS
Named Executive Officers, Footnote	The PEO and non-PEO NEOs for each year were:

	2021	2022	2023	2024

PEO	Bruce Caswell	Bruce Caswell	Bruce Caswell	Bruce Caswell
NEO	Richard Nadeau	Richard Nadeau	David Mutryn	David Mutryn
NEO	Ilene Baylinson	David Mutryn	Ilene Baylinson	Ilene Baylinson
NEO	Thomas Romeo	Teresa Weipert	Teresa Weipert	Teresa Weipert
NEO	David Francis	David Francis	David Francis	John Martinez
NEO	Michelle Link			Michelle Link

Peer Group Issuers, Footnote	The Peer Group TSR represents TSR of the Company's peer group using the same peer group included in the Company's stock performance graph in Item 5 of the Annual Report on Form 10-K for fiscal year 2024 based upon an investment of $100 as of September 30, 2020. The S&P 400 Commercial and Professional Services index was used as the peer group for fiscal year 2024 in lieuof the prior peer group composed of Booz Allen Hamilton Holding Corp., CACI International Inc., Conduent, Inc., ICF International, Inc., Leidos Inc., and Science Applications International Corporation (SAIC) which had a Total Shareholder Return of $205.71 for 2024, $130.74 for 2023, $113.26 for 2022, and $110.72. The decision to align our peer group with an index was to ease administrative burden and better align with prevalent market practice.
PEO Total Compensation Amount	$ 10,180,914	$ 7,349,940	$ 6,286,385	$ 7,906,006
PEO Actually Paid Compensation Amount	$ 15,951,517	9,425,799	808,795	10,682,785
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO as set forth below:

PEO
Calculation of Compensation Actually Paid	2024 ($)

SCT Total	10,180,914
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(6,303,063)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	7,923,065
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	2,669,023
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,481,578
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Compensation Actually Paid	15,951,517

Non-PEO NEO Average Total Compensation Amount	$ 3,004,577	1,836,998	1,525,980	2,136,923
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,039,479	2,177,700	510,074	2,779,404
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the non-PEO NEOs as set forth below.

NEO
Calculation of Compensation Actually Paid	2024 ($)

SCT Total	3,004,577
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,287,616)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,037,241
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	188,462
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	180,012
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	172,117
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(255,314)
Compensation Actually Paid	3,039,479

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

Adjusted EPS Growth
Adjusted Net Operating Income
Revenue
Adjusted Net Operating Margin %
Relative TSR

Total Shareholder Return Amount	$ 144	114	87	123
Peer Group Total Shareholder Return Amount	165	132	114	135
Net Income (Loss)	$ 306,900,000	$ 161,800,000	$ 203,800,000	$ 291,200,000
Company Selected Measure Amount	6.11	3.83	4.37	5.19
PEO Name	Bruce Caswell	Bruce Caswell	Bruce Caswell	Bruce Caswell
Additional 402(v) Disclosure		The Company selected measure is Adjusted EPS. Adjusted EPS is defined as diluted earnings per share excluding the effect of the amortization of intangible assets and divestiture-related charges. A GAAP to Non-GAAP reconciliation for fiscal year 2021, 2022, 2023 and 2024 is included in Item 7 of the Annual Report on Form 10-K for fiscal year 2021,2022,2023, and 2024
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,303,063)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,923,065
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,669,023
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,481,578
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS Growth
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Operating Income
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Net Operating Margin %
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,287,616)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,037,241
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	188,462
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	180,012
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	172,117
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (255,314)